RISK MANAGEMENT (Details 25) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Financial guarantees	$ 6,701,643	$ 6,344,004
2018
Disclosure Of Risk Management [Line Items]
Financial guarantees	5,137,205	4,602,250
Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial guarantees	1,224,061	1,228,289
Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial guarantees	149,238	367,298
Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial guarantees	$ 191,139	$ 146,167